Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 403,639	$ 863,883	$ 4,306,918	$ 2,384,802
Accumulated losses	24,950,196		24,546,557	$ 20,239,639
Working capital deficit	$ 7,360,245		$ 7,012,565